MAIN ACCOUNTING PRACTICES (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital stock	$ 1,012,492	$ 1,012,492
Net Loss for the year	(8,154,348)	(7,061,973)
Equity valuations adjustments (CTA)	348,788	1,176,275
Negative Total Shareholders' Equity	(6,793,068)	(4,873,206)	$ (4,737,033)
Negative Total Shareholders' Equity	$ (6,793,068)	(4,873,206)	(4,737,033)
Adjustment [Member]
Capital stock		0
Net Loss for the year		(1,166,238)
Equity valuations adjustments (CTA)		0
Negative Total Shareholders' Equity		(1,166,238)	(1,140,815)
Negative Total Shareholders' Equity		(1,166,238)	(1,140,815)
Prior [Member]
Capital stock		1,012,492
Net Loss for the year		(5,895,736)
Equity valuations adjustments (CTA)		1,176,275
Negative Total Shareholders' Equity		(3,706,969)	(3,596,218)
Negative Total Shareholders' Equity		(3,706,969)	$ (3,596,218)
Restated [Member]
Capital stock		1,012,492
Net Loss for the year		(6,502,144)
Equity valuations adjustments (CTA)		1,176,275
Negative Total Shareholders' Equity		(4,873,206)
Negative Total Shareholders' Equity		$ (4,873,206)